Federated Hermes Capital Income Fund
Portfolio of Investments
February 28, 2021 (unaudited)
Shares, Principal Amount or Contracts			Value
		COMMON STOCKS—39.5%
		Communication Services—3.6%
5,361	[1]	Alphabet, Inc., Class A	$10,839,460
204,109		AT&T, Inc.	5,692,600
127,484		Comcast Corp., Class A	6,720,957
17,278	[1]	Facebook, Inc.	4,451,158
47,707		Walt Disney Co.	9,018,531
		TOTAL	36,722,706
		Consumer Discretionary—4.8%
3,670	[1]	Amazon.com, Inc.	11,351,053
65,927	[1]	Boyd Gaming Corp.	3,869,915
107,187		General Motors Co.	5,501,908
10,189		Home Depot, Inc.	2,632,226
121,515		Las Vegas Sands Corp.	7,606,839
121,424		Levi Strauss & Co.	2,824,322
11,527		McDonald’s Corp.	2,376,176
61,700		Royal Caribbean Cruises, Ltd.	5,754,759
22,070		Target Corp.	4,048,521
37,104		Travel + Leisure Co.	2,242,195
		TOTAL	48,207,914
		Consumer Staples—2.9%
5,147		Costco Wholesale Corp.	1,703,657
163,973		Kraft Heinz Co./The	5,965,338
38,886		Procter & Gamble Co.	4,803,588
825,262		Tesco PLC	2,578,824
141,193		The Coca-Cola Co.	6,917,045
51,835		WalMart, Inc.	6,734,403
		TOTAL	28,702,855
		Energy—2.7%
88,450		Chevron Corp.	8,845,000
116,668		ConocoPhillips	6,067,903
32,770		Phillips 66	2,721,548
107,739		Schlumberger Ltd.	3,006,995
79,864		Valero Energy Corp.	6,147,931
		TOTAL	26,789,377
		Financials—6.9%
339,367		Bank of America Corp.	11,779,428
85,627		Capital One Financial Corp.	10,291,509
196,690		Citizens Financial Group, Inc.	8,544,214
20,104		Everest Re Group Ltd.	4,861,348
23,983		Goldman Sachs Group, Inc.	7,662,089
91,593		JPMorgan Chase & Co.	13,479,742
57,778		LPL Investment Holdings, Inc.	7,600,118
159,174		Wells Fargo & Co.	5,757,324
		TOTAL	69,975,772

Shares, Principal Amount or Contracts			Value
		COMMON STOCKS—continued
		Health Care—4.4%
33,068		Abbott Laboratories	$3,960,885
33,770		AbbVie, Inc.	3,638,380
13,826		Eli Lilly & Co.	2,832,809
47,417	[1]	Horizon Therapeutics PLC	4,310,679
43,291		Johnson & Johnson	6,859,892
39,374		Medtronic PLC	4,605,577
26,371		Merck & Co., Inc.	1,915,062
4,946		Thermo Fisher Scientific, Inc.	2,226,096
28,180		UnitedHealth Group, Inc.	9,361,959
27,495		Zimmer Biomet Holdings, Inc.	4,483,335
		TOTAL	44,194,674
		Industrials—4.0%
41,186		Eaton Corp. PLC	5,362,005
588,363		General Electric Co.	7,378,072
37,011		Honeywell International, Inc.	7,489,176
35,857		Jacobs Engineering Group, Inc.	4,126,424
45,496		TransUnion	3,831,218
38,145		Union Pacific Corp.	7,856,344
15,639	[1]	United Rentals, Inc.	4,650,726
		TOTAL	40,693,965
		Information Technology—6.5%
44,784	[1]	Akamai Technologies, Inc.	4,232,088
38,460		Analog Devices, Inc.	5,992,837
126,038		Apple, Inc.	15,283,368
50,645		Fidelity National Information Services, Inc.	6,989,010
21,792	[1]	Lumentum Holdings, Inc.	1,961,280
44,647	[1]	Micron Technology, Inc.	4,086,540
65,010		Microsoft Corp.	15,107,024
4,634		NVIDIA Corp.	2,542,120
10,815		NXP Semiconductors NV	1,974,278
34,818		Visa, Inc., Class A	7,394,995
		TOTAL	65,563,540
		Materials—1.8%
204,637		Cleveland-Cliffs, Inc.	2,729,857
78,440		DuPont de Nemours, Inc.	5,515,901
124,066	[1]	Freeport-McMoRan, Inc.	4,207,078
116,427		Huntsman Corp.	3,178,457
10,317		Linde PLC	2,520,134
		TOTAL	18,151,427
		Real Estate—1.3%
25,813		Cyrusone, Inc.	1,694,107
3,644		Equinix, Inc.	2,362,551
81,388		Invitation Homes, Inc.	2,371,646
43,596		National Retail Properties, Inc.	1,911,249
45,815		ProLogis, Inc.	4,538,892
		TOTAL	12,878,445
		Utilities—0.6%
53,481		NextEra Energy, Inc.	3,929,784

Shares, Principal Amount or Contracts			Value
		COMMON STOCKS—continued
		Utilities—continued
20,081		Sempra Energy	$2,328,994
		TOTAL	6,258,778
		TOTAL COMMON STOCKS (IDENTIFIED COST $331,553,637)	398,139,453
		PREFERRED STOCKS—5.0%
		Communication Services—0.3%
3,000	[1]	2020 Cash Mandatory Exchangeable Trust, Conv. Pfd., 5.250%, 6/1/2023, Annual Dividend $0.00	3,281,810
		Consumer Discretionary—0.5%
26,800		Aptiv PLC, Conv. Pfd., Series A, 5.500%, 6/15/2023, Annual Dividend $5.50	4,576,100
		Financials—0.3%
30,640		Assurant, Inc., Conv. Pfd., 6.500%, 3/15/2021, Annual Dividend $6.50	3,553,934
		Health Care—1.4%
34,717		Avantor, Inc., Conv. Pfd., Series A, 6.250%, 5/15/2022, Annual Dividend $3.12	3,024,198
50,000		Becton Dickinson & Co., Conv. Pfd., 6.000%, 6/1/2023, Annual Dividend $3.00	2,635,500
2,950		Danaher Corp., Conv. Pfd., Series A, 4.750%, 4/15/2022, Annual Dividend $47.50	4,495,800
73,991		Elanco Animal Health, Inc., Conv. Bond, 5.000%, 2/1/2023, Annual Dividend $2.50	3,726,927
		TOTAL	13,882,425
		Industrials—0.2%
19,837		Stanley Black & Decker Inc., Conv. Pfd., 5.250%, 11/15/2022, Annual Dividend $5.25	2,146,363
		Information Technology—0.8%
5,400		Broadcom, Inc., Conv. Pfd., 8.000%, 9/30/2022, Annual Dividend $80.00	8,163,774
		Utilities—1.5%
58,380		American Electric Power Co., Inc., Conv. Pfd., 6.125%, 3/15/2022, Annual Dividend $3.06	2,647,533
39,243		Dominion Energy, Inc., Conv. Pfd., 7.250%, 6/1/2022, Annual Dividend $7.25	3,642,928
59,953		Essential Utilities, Inc., Conv. Pfd., 6.000%, 4/30/2022, Annual Dividend $3.00	3,269,837
21,089		Sempra Energy, Conv. Pfd., 6.750%, 7/15/2021, Annual Dividend $6.75	2,073,259
69,188		Southern Co., Conv. Pfd., 6.750%, 8/1/2022, Annual Dividend $3.38	3,331,402
		TOTAL	14,964,959
		PREFERRED STOCKS (IDENTIFIED COST $43,952,379)	50,569,365
		CORPORATE BONDS—4.4%
		Basic Industry - Chemicals—0.0%
$ 175,000		Albemarle Corp., 4.150%, 12/1/2024	194,900
		Capital Goods - Aerospace & Defense—0.2%
200,000		BAE Systems PLC, Sr. Unsecd. Note, 144A, 3.400%, 4/15/2030	218,555
150,000		Boeing Co., Sr. Unsecd. Note, 2.950%, 2/1/2030	153,001
225,000		Boeing Co., Sr. Unsecd. Note, 3.625%, 2/1/2031	238,081
30,000		Boeing Co., Sr. Unsecd. Note, 3.950%, 8/1/2059	29,540
320,000		Huntington Ingalls Industries, Inc., Sr. Unsecd. Note, 3.483%, 12/1/2027	353,576
50,000		Leidos, Inc., Unsecd. Note, 144A, 3.625%, 5/15/2025	55,362
130,000		Leidos, Inc., Unsecd. Note, 144A, 4.375%, 5/15/2030	147,841
300,000		Lockheed Martin Corp., Sr. Unsecd. Note, 2.900%, 3/1/2025	321,747
170,000		Northrop Grumman Corp., Sr. Unsecd. Note, 3.250%, 1/15/2028	185,360
		TOTAL	1,703,063
		Capital Goods - Building Materials—0.0%
40,000		Allegion PLC, Sr. Unsecd. Note, 3.500%, 10/1/2029	43,149
180,000		Allegion US Holdings Co., Inc., Sr. Unsecd. Note, 3.550%, 10/1/2027	194,879
85,000		Carrier Global Corp., Sr. Unsecd. Note, 2.700%, 2/15/2031	87,750
40,000		Carrier Global Corp., Sr. Unsecd. Note, 2.722%, 2/15/2030	41,380
		TOTAL	367,158

Shares, Principal Amount or Contracts		Value
	CORPORATE BONDS—continued
	Capital Goods - Construction Machinery—0.0%
$ 240,000	CNH Industrial NV, Sr. Unsecd. Note, Series MTN, 3.850%, 11/15/2027	$271,877
	Capital Goods - Diversified Manufacturing—0.0%
125,000	General Electric Co., Sr. Unsecd. Note, 3.625%, 5/1/2030	136,552
50,000	Otis Worldwide Corp., Sr. Unsecd. Note, Series WI, 2.565%, 2/15/2030	51,555
60,000	Wabtec Corp., Sr. Unsecd. Note, 3.200%, 6/15/2025	64,050
95,000	Xylem, Inc., Sr. Unsecd. Note, 2.250%, 1/30/2031	96,422
	TOTAL	348,579
	Communications - Cable & Satellite—0.1%
95,000	Charter Communications Operating, LLC/Charter Communications Operating Capital Corp., 5.050%, 3/30/2029	111,550
150,000	Charter Communications Operating, LLC/Charter Communications Operating Capital Corp., Sec. Fac. Bond, 2.800%, 4/1/2031	152,082
85,000	Charter Communications Operating, LLC/Charter Communications Operating Capital Corp., Term Loan - 1st Lien, 3.900%, 6/1/2052	83,332
400,000	Comcast Corp., Sr. Unsecd. Note, 3.150%, 2/15/2028	437,988
200,000	Comcast Corp., Sr. Unsecd. Note, 3.300%, 2/1/2027	221,700
200,000	Comcast Corp., Sr. Unsecd. Note, 3.950%, 10/15/2025	225,355
	TOTAL	1,232,007
	Communications - Media & Entertainment—0.1%
50,000	Alphabet, Inc., Sr. Unsecd. Note, 1.900%, 8/15/2040	45,043
150,000	Discovery Communications LLC, Sr. Unsecd. Note, 4.650%, 5/15/2050	174,311
135,000	Fox Corp, Sr. Unsecd. Note, Series WI, 4.709%, 1/25/2029	158,577
100,000	Interpublic Group of Cos., Inc., Sr. Unsecd. Note, 3.375%, 3/1/2041	101,840
100,000	Omnicom Group, Inc., Sr. Unsecd. Note, 2.450%, 4/30/2030	102,002
150,000	ViacomCBS, Inc., Sr. Unsecd. Note, 4.950%, 1/15/2031	180,751
40,000	Walt Disney Co., Sr. Unsecd. Note, 3.600%, 1/13/2051	43,683
45,000	Walt Disney Co., Sr. Unsecd. Note, 3.800%, 5/13/2060	50,586
	TOTAL	856,793
	Communications - Telecom Wireless—0.1%
175,000	American Tower Corp., Sr. Unsecd. Note, 5.000%, 2/15/2024	196,455
150,000	Crown Castle International Corp., Sr. Unsecd. Note, 5.200%, 2/15/2049	189,223
75,000	T-Mobile USA, Inc., Sec. Fac. Bond, 144A, 3.875%, 4/15/2030	82,550
40,000	T-Mobile USA, Inc., Sec. Fac. Bond, 144A, 4.500%, 4/15/2050	44,504
	TOTAL	512,732
	Communications - Telecom Wirelines—0.1%
85,000	AT&T, Inc., Sr. Unsecd. Note, 3.850%, 6/1/2060	81,216
190,000	AT&T, Inc., Sr. Unsecd. Note, Series WI, 5.300%, 8/15/2058	231,943
150,000	Telefonica Emisiones SAU, Sr. Unsecd. Note, 5.213%, 3/8/2047	181,681
206,000	Verizon Communications, Inc., Sr. Unsecd. Note, 4.672%, 3/15/2055	250,446
	TOTAL	745,286
	Communications Equipment—0.3%
3,538,082	Liberty Media Group, Conv. Bond, 3.500%, 1/15/2031	3,372,040
	Consumer Cyclical - Automotive—0.1%
150,000	American Honda Finance Corp., Sr. Unsecd. Note, Series MTN, 0.875%, 7/7/2023	151,616
100,000	General Motors Co., Sr. Unsecd. Note, 5.200%, 4/1/2045	119,475
75,000	General Motors Co., Sr. Unsecd. Note, 6.125%, 10/1/2025	89,339
60,000	Hyundai Capital America, Sr. Unsecd. Note, 144A, 2.375%, 2/10/2023	61,920
50,000	Hyundai Capital America, Sr. Unsecd. Note, 144A, 2.375%, 10/15/2027	51,354
220,000	Toyota Motor Credit Corp., Sr. Unsecd. Note, Series GMTN, 2.700%, 1/11/2023	229,741
200,000	Volkswagen Group of America Finance LLC, Sr. Unsecd. Note, 144A, 3.125%, 5/12/2023	210,890
	TOTAL	914,335

Shares, Principal Amount or Contracts		Value
	CORPORATE BONDS—continued
	Consumer Cyclical - Retailers—0.1%
$ 150,000	Advance Auto Parts, Inc., Sr. Unsecd. Note, Series WI, 3.900%, 4/15/2030	$167,330
150,000	Alimentation Couche-Tard, Inc., Sr. Unsecd. Note, 144A, 3.800%, 1/25/2050	161,540
70,000	AutoNation, Inc., Sr. Unsecd. Note, 4.750%, 6/1/2030	82,626
250,000	CVS Health Corp., Sr. Unsecd. Note, 5.050%, 3/25/2048	316,250
200,000	Home Depot, Inc., Sr. Unsecd. Note, 2.500%, 4/15/2027	214,748
150,000	Home Depot, Inc., Sr. Unsecd. Note, 2.950%, 6/15/2029	163,190
95,000	O’Reilly Automotive, Inc., Sr. Unsecd. Note, 1.750%, 3/15/2031	91,012
	TOTAL	1,196,696
	Consumer Cyclical - Services—0.1%
200,000	Alibaba Group Holding Ltd., Sr. Unsecd. Note, 2.125%, 2/9/2031	195,173
200,000	Cintas Corp. No. 2, Sr. Unsecd. Note, 3.700%, 4/1/2027	226,460
150,000	Expedia Group, Inc., Sr. Unsecd. Note, 144A, 2.950%, 3/15/2031	148,628
150,000	IHS Markit Ltd., Sr. Unsecd. Note, 4.750%, 8/1/2028	176,621
80,000	Visa, Inc., Sr. Unsecd. Note, 2.750%, 9/15/2027	87,122
	TOTAL	834,004
	Consumer Non-Cyclical - Food/Beverage—0.2%
250,000	Anheuser-Busch Cos LLC / Anheuser-Busch InBev Worldwide, Inc., Sr. Unsecd. Note, 4.900%, 2/1/2046	301,609
150,000	Campbell Soup Co., Sr. Unsecd. Note, 2.375%, 4/24/2030	151,754
150,000	Coca-Cola Femsa S.A.B. de C.V., Sr. Unsecd. Note, 2.750%, 1/22/2030	154,008
45,000	Constellation Brands, Inc., Sr. Unsecd. Note, 3.750%, 5/1/2050	49,155
200,000	Grupo Bimbo S.A.B. de CV, Sr. Unsecd. Note, 144A, 3.875%, 6/27/2024	219,243
150,000	Keurig Dr Pepper, Inc., Sr. Unsecd. Note, 5.085%, 5/25/2048	194,495
150,000	Kraft Heinz Foods Co., Sr. Unsecd. Note, 4.375%, 6/1/2046	163,801
50,000	McCormick & Co., Inc., Sr. Unsecd. Note, 2.500%, 4/15/2030	51,762
70,000	Mondelez International, Inc., Sr. Unsecd. Note, 1.500%, 5/4/2025	71,397
200,000	PepsiCo, Inc., 2.750%, 4/30/2025	214,982
75,000	PepsiCo, Inc., Sr. Unsecd. Note, 3.625%, 3/19/2050	85,026
95,000	Tyson Foods, Inc., Sr. Unsecd. Note, 3.550%, 6/2/2027	105,556
	TOTAL	1,762,788
	Consumer Non-Cyclical - Health Care—0.0%
55,000	Agilent Technologies, Inc., Sr. Unsecd. Note, 2.100%, 6/4/2030	55,359
55,000	Dentsply Sirona, Inc., Sr. Unsecd. Note, 3.250%, 6/1/2030	58,738
200,000	PerkinElmer, Inc., Sr. Unsecd. Note, 3.300%, 9/15/2029	216,078
35,000	Thermo Fisher Scientific, Inc., Sr. Unsecd. Note, 4.133%, 3/25/2025	39,179
	TOTAL	369,354
	Consumer Non-Cyclical - Pharmaceuticals—0.1%
435,000	AbbVie, Inc., Sr. Unsecd. Note, 3.200%, 11/21/2029	470,635
200,000	Amgen, Inc., Sr. Unsecd. Note, 2.450%, 2/21/2030	206,162
200,000	Bristol-Myers Squibb Co., Sr. Unsecd. Note, Series WI, 4.350%, 11/15/2047	244,242
175,000	Eli Lilly & Co., Sr. Unsecd. Note, 3.375%, 3/15/2029	196,080
135,000	Royalty Pharma PLC, Sr. Unsecd. Note, 144A, 1.750%, 9/2/2027	135,320
	TOTAL	1,252,439
	Consumer Non-Cyclical - Products—0.0%
100,000	Procter & Gamble Co., Sr. Unsecd. Note, 3.000%, 3/25/2030	109,881
	Consumer Non-Cyclical - Supermarkets—0.0%
100,000	Kroger Co., Sr. Unsecd. Note, 4.450%, 2/1/2047	117,612
	Consumer Non-Cyclical - Tobacco—0.1%
115,000	Philip Morris International, Inc., Sr. Unsecd. Note, 2.100%, 5/1/2030	114,693

Shares, Principal Amount or Contracts		Value
	CORPORATE BONDS—continued
	Consumer Non-Cyclical - Tobacco—continued
$ 320,000	Reynolds American, Inc., Sr. Unsecd. Note, 7.000%, 8/4/2041	$425,851
	TOTAL	540,544
	Diversified Financial Services—0.4%
3,400,000	AXA SA, Conv. Bond, 144A, 7.250%, 5/15/2021	4,393,276
	Energy - Independent—0.1%
280,000	Cimarex Energy Co., Sr. Unsecd. Note, 4.375%, 3/15/2029	314,686
300,000	EOG Resources, Inc., Sr. Unsecd. Note, 4.150%, 1/15/2026	340,281
	TOTAL	654,967
	Energy - Integrated—0.1%
300,000	Exxon Mobil Corp., Sr. Unsecd. Note, 3.482%, 3/19/2030	335,749
205,000	Shell International Finance B.V., Sr. Unsecd. Note, 4.000%, 5/10/2046	231,956
	TOTAL	567,705
	Energy - Midstream—0.1%
205,000	Boardwalk Pipeline Partners LP, Sr. Unsecd. Note, 4.800%, 5/3/2029	233,202
155,000	Energy Transfer Partners LP, Sr. Unsecd. Note, 4.050%, 3/15/2025	168,636
80,000	Energy Transfer Partners LP, Sr. Unsecd. Note, Series 30Y, 6.000%, 6/15/2048	93,325
150,000	Enterprise Products Operating LLC, Sr. Unsecd. Note, 3.700%, 1/31/2051	151,844
250,000	Kinder Morgan, Inc., 5.050%, 2/15/2046	290,810
200,000	ONEOK, Inc., Sr. Unsecd. Note, 4.550%, 7/15/2028	224,755
230,000	TC Pipelines, LP, Sr. Unsecd. Note, 3.900%, 5/25/2027	256,444
	TOTAL	1,419,016
	Energy - Refining—0.0%
140,000	Valero Energy Corp., Sr. Unsecd. Note, 4.000%, 4/1/2029	154,649
	Financial Institution - Banking—0.8%
400,000	Bank of America Corp., Sr. Unsecd. Note, 2.592%, 4/29/2031	411,161
200,000	Bank of America Corp., Sr. Unsecd. Note, Series MTN, 2.884%, 10/22/2030	211,907
500,000	Bank of America Corp., Sub. Note, Series MTN, 4.000%, 1/22/2025	553,983
200,000	Bank of New York Mellon Corp., Sr. Unsecd. Note, Series MTN, 2.661%, 5/16/2023	205,623
125,000	Capital One Financial Corp., Sr. Unsecd. Note, 3.900%, 1/29/2024	136,047
350,000	Citigroup, Inc., Sr. Unsecd. Note, 2.876%, 7/24/2023	361,646
800,000	Citigroup, Inc., Sr. Unsecd. Note, 3.200%, 10/21/2026	872,815
250,000	Citizens Bank N.A., Sr. Unsecd. Note, Series BKNT, 3.750%, 2/18/2026	281,083
250,000	Compass Bank, Birmingham, Sub. Note, Series BKNT, 3.875%, 4/10/2025	277,084
200,000	Fifth Third Bancorp, Sr. Unsecd. Note, 3.950%, 3/14/2028	233,223
80,000	FNB Corp. (PA), Sr. Unsecd. Note, 2.200%, 2/24/2023	81,599
500,000	Goldman Sachs Group, Inc., Sr. Unsecd. Note, 3.500%, 4/1/2025	547,055
300,000	Goldman Sachs Group, Inc., Sr. Unsecd. Note, 3.691%, 6/5/2028	337,198
250,000	HSBC Holdings PLC, Sr. Unsecd. Note, 3.900%, 5/25/2026	279,841
250,000	JPMorgan Chase & Co., Sr. Unsecd. Note, 2.083%, 4/22/2026	259,704
150,000	JPMorgan Chase & Co., Sr. Unsecd. Note, 3.509%, 1/23/2029	165,916
600,000	JPMorgan Chase & Co., Sr. Unsecd. Note, 3.782%, 2/1/2028	676,099
300,000	Morgan Stanley, Sr. Unsecd. Note, Series GMTN, 4.431%, 1/23/2030	351,546
350,000	Morgan Stanley, Sr. Unsecd. Note, Series MTN, 6.250%, 8/9/2026	439,528
150,000	Northern Trust Corp., Sr. Unsecd. Note, 1.950%, 5/1/2030	150,951
150,000	US Bancorp, Sr. Unsecd. Note, Series MTN, 1.375%, 7/22/2030	143,598
210,000	Wells Fargo & Co., Sr. Unsecd. Note, 2.188%, 4/30/2026	218,829
550,000	Wells Fargo & Co., Sr. Unsecd. Note, 3.000%, 10/23/2026	597,222
100,000	Wells Fargo & Co., Sr. Unsecd. Note, Series MTN, 2.879%, 10/30/2030	105,912
	TOTAL	7,899,570

Shares, Principal Amount or Contracts		Value
	CORPORATE BONDS—continued
	Financial Institution - Broker/Asset Mgr/Exchange—0.0%
$ 50,000	BlackRock, Inc., Sr. Unsecd. Note, 1.900%, 1/28/2031	$49,737
50,000	Jefferies Group LLC, Sr. Unsecd. Note, 2.750%, 10/15/2032	50,978
	TOTAL	100,715
	Financial Institution - Finance Companies—0.0%
365,000	GE Capital International Funding, Inc., Sr. Unsecd. Note, 4.418%, 11/15/2035	417,306
	Financial Institution - Insurance - Life—0.1%
200,000	AIA Group Ltd., Sr. Unsecd. Note, 144A, 3.600%, 4/9/2029	220,559
150,000	American International Group, Inc., Sr. Unsecd. Note, 4.375%, 1/15/2055	177,291
200,000	Massachusetts Mutual Life Insurance Co., Sub. Note, 144A, 4.900%, 4/1/2077	263,619
340,000	Pacific Life Insurance Co., Sub. Note, 144A, 4.300%, 10/24/2067	385,435
150,000	Prudential Financial, Inc., Sr. Unsecd. Note, Series MTN, 4.600%, 5/15/2044	186,365
	TOTAL	1,233,269
	Financial Institution - Insurance - P&C—0.1%
89,000	Liberty Mutual Group, Inc., Sr. Unsecd. Note, 144A, 4.250%, 6/15/2023	96,615
250,000	Nationwide Mutual Insurance Co., Sub. Note, 144A, 9.375%, 8/15/2039	425,026
60,000	Travelers Cos., Inc., Sr. Unsecd. Note, 2.550%, 4/27/2050	56,240
	TOTAL	577,881
	Financial Institution - REIT - Apartment—0.1%
195,000	Avalonbay Communities, Inc., Sr. Unsecd. Note, Series MTN, 3.350%, 5/15/2027	215,686
40,000	Camden Property Trust, Sr. Unsecd. Note, 2.800%, 5/15/2030	42,433
250,000	Mid-America Apartment Communities LP, Sr. Unsecd. Note, 3.750%, 6/15/2024	271,501
150,000	UDR, Inc., Sr. Unsecd. Note, Series MTN, 2.100%, 8/1/2032	145,995
	TOTAL	675,615
	Financial Institution - REIT - Healthcare—0.0%
200,000	Physicians Realty Trust, Sr. Unsecd. Note, 4.300%, 3/15/2027	223,250
110,000	Welltower, Inc., Sr. Unsecd. Note, 2.750%, 1/15/2031	113,301
	TOTAL	336,551
	Financial Institution - REIT - Office—0.1%
130,000	Alexandria Real Estate Equities, Inc., Sr. Unsecd. Note, 1.875%, 2/1/2033	122,731
300,000	Boston Properties LP, Sr. Unsecd. Note, 4.500%, 12/1/2028	351,305
	TOTAL	474,036
	Financial Institution - REIT - Other—0.0%
115,000	WP Carey, Inc., Sr. Unsecd. Note, 3.850%, 7/15/2029	128,065
	Financial Institution - REIT - Retail—0.0%
160,000	Regency Centers LP, Sr. Unsecd. Note, 4.125%, 3/15/2028	178,947
	Technology—0.2%
100,000	Broadcom, Inc., Sr. Unsecd. Note, 4.150%, 11/15/2030	110,671
75,000	Broadcom, Inc., Sr. Unsecd. Note, 4.700%, 4/15/2025	84,704
35,000	Broadcom, Inc., Sr. Unsecd. Note, 144A, 3.750%, 2/15/2051	34,604
155,000	Dell International LLC / EMC Corp., Sec. Fac. Bond, 144A, 5.850%, 7/15/2025	182,553
135,000	Equifax, Inc., Sr. Unsecd. Note, 2.600%, 12/1/2024	143,799
200,000	Experian Finance PLC., Sr. Unsecd. Note, 144A, 4.250%, 2/1/2029	232,453
150,000	Fiserv, Inc., Sr. Unsecd. Note, 3.500%, 7/1/2029	165,543
245,000	Lam Research Corp., Sr. Unsecd. Note, 4.000%, 3/15/2029	284,063
50,000	Micron Technology, Inc., Sr. Unsecd. Note, 2.497%, 4/24/2023	52,127
155,000	Total System Services, Inc., Sr. Unsecd. Note, 4.800%, 4/1/2026	178,788
	TOTAL	1,469,305
	Technology Services—0.0%
40,000	Global Payments, Inc., Sr. Unsecd. Note, 2.900%, 5/15/2030	41,807

Shares, Principal Amount or Contracts			Value
		CORPORATE BONDS—continued
		Transportation - Airlines—0.3%
$ 2,000,000		American Airlines Group, Inc., Conv. Bond, 6.500%, 7/1/2025	$3,147,580
40,000		Southwest Airlines Co., Sr. Unsecd. Note, 4.750%, 5/4/2023	43,534
65,000		Southwest Airlines Co., Sr. Unsecd. Note, 5.250%, 5/4/2025	74,517
		TOTAL	3,265,631
		Transportation - Railroads—0.0%
105,000		Kansas City Southern Industries, Inc., Sr. Unsecd. Note, 3.500%, 5/1/2050	109,165
65,000		Union Pacific Corp., Sr. Unsecd. Note, 2.400%, 2/5/2030	67,348
		TOTAL	176,513
		Transportation - Services—0.0%
200,000		FedEx Corp., Sr. Unsecd. Note, 4.050%, 2/15/2048	219,484
135,000		Penske Truck Leasing Co. LP & PTL Finance Corp., Sr. Unsecd. Note, 144A, 4.000%, 7/15/2025	150,585
		TOTAL	370,069
		Utility - Electric—0.3%
85,000		Avangrid, Inc., Sr. Unsecd. Note, 3.200%, 4/15/2025	91,932
75,000		Black Hills Corp., Sr. Unsecd. Note, 2.500%, 6/15/2030	76,435
300,000		Enel Finance International SA, Company Guarantee, 144A, 6.000%, 10/7/2039	416,540
290,000		Exelon Corp., Sr. Unsecd. Note, 3.400%, 4/15/2026	319,992
80,000		FirstEnergy Transmission LLC, Sr. Unsecd. Note, 144A, 4.550%, 4/1/2049	90,339
280,000		Kansas City Power and Light Co., Sr. Unsecd. Note, 4.200%, 3/15/2048	332,221
230,000		National Rural Utilities Cooperative Finance Corp., Sr. Unsecd. Note, 2.950%, 2/7/2024	245,418
130,000		NiSource Finance Corp., Sr. Unsecd. Note, 4.375%, 5/15/2047	151,593
150,000		Northeast Utilities, Sr. Unsecd. Note, Series H, 3.150%, 1/15/2025	161,327
300,000		PPL Capital Funding, Inc., Sr. Unsecd. Note, 3.100%, 5/15/2026	325,796
175,000		Southern Co., Jr. Sub. Note, Series B, 4.000%, 1/15/2051	182,832
280,000		Virginia Electric & Power Co., Sr. Unsecd. Note, Series A, 3.500%, 3/15/2027	312,804
		TOTAL	2,707,229
		Utility - Natural Gas—0.1%
150,000		National Fuel Gas Co., Sr. Unsecd. Note, 5.500%, 1/15/2026	173,774
250,000		Southern Natural Gas, Sr. Unsecd. Note, 144A, 4.800%, 3/15/2047	285,327
		TOTAL	459,101
		TOTAL CORPORATE BONDS (IDENTIFIED COST $38,018,859)	44,403,311
		COMMERCIAL MORTGAGE-BACKED SECURITIES—1.0%
		Agency Commercial Mortgage-Backed Securities—0.3%
1,025,000		Federal Home Loan Mortgage Corp. REMIC, Series K054, Class A2, 2.745%, 1/25/2026	1,110,535
600,000		Federal Home Loan Mortgage Corp. REMIC, Series K109, Class A2, 1.558%, 4/25/2030	599,596
994,510		FHLMC REMIC, Series K105, Class A1, 1.536%, 9/25/2029	999,542
		TOTAL	2,709,673
		Commercial Mortgage—0.7%
875,000		Bank 2018-BN12, Class A4, 4.255%, 5/15/2061	1,013,075
1,225,000	[2]	Bank 2018-BN15, Class A4, 4.407% (12-month USLIBOR +0.000%), 11/15/2061	1,435,035
2,000,000		Benchmark Mortgage Trust 2018-B4, Class A5, 4.121%, 7/15/2051	2,304,590
400,000		CD Commercial Mortgage Trust 2016-CD4, Class A4, 3.514%, 5/10/2050	443,968
2,000,000		JPMDB Commercial Mortgage Securities Trust 2016-C4, Class A3, 3.141%, 12/15/2049	2,185,637
		TOTAL	7,382,305
		TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $9,372,370)	10,091,978

Shares, Principal Amount or Contracts			Value
		WARRANT—0.0%
		Materials—0.0%
4,803	[1]	Hercules, Inc., 03/31/2029 (IDENTIFIED COST $0)	$582,636
		PURCHASED PUT OPTIONS—0.1%
5,200		SPDR S&P 500 ETF Trust, Notional Amount $197,787,200, Exercise Price $330.00, Expiration Date 3/19/2021 (IDENTIFIED COST $2,439,096)	605,800
		INVESTMENT COMPANIES—49.7%
1,620,577		Bank Loan Core Fund	15,622,358
13,322,371		Emerging Markets Core Fund	136,154,631
10,175,986		Federated Hermes Institutional Prime Value Obligations Fund, Institutional Shares, 0.05%[3]	10,179,039
34,531,576		High Yield Bond Core Fund	218,930,192
11,996,307		Mortgage Core Fund	119,843,111
		TOTAL INVESTMENT COMPANIES (IDENTIFIED COST $519,214,160)	500,729,331
		TOTAL INVESTMENT IN SECURITIES—99.7% (IDENTIFIED COST $944,550,501)	1,005,121,874
		OTHER ASSETS AND LIABILITIES - NET—0.3%[4]	2,595,112
		TOTAL NET ASSETS—100%	$1,007,716,986
At February 28, 2021, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Value and Unrealized Appreciation (Depreciation)
Long Future:
[1]United States Treasury Notes 2-Year Long Futures	495	$109,278,985	June 2021	$(85,399)
Short Futures:
[1]United States Treasury Notes 5-Year Short Futures	95	$11,777,031	June 2021	$95,528
[1]United States Treasury Notes 10-Year Short Futures	96	$12,741,000	June 2021	$142,944
[1]United States Treasury Notes 10-Year Ultra Short Futures	16	$2,357,500	June 2021	$30,035
[1]United States Treasury Ultra Bond Short Futures	43	$8,129,688	June 2021	$121,840
NET UNREALIZED APPRECIATION ON FUTURES CONTRACTS				$304,948
The average notional value of long and short futures contracts held by the Fund throughout the period was $95,094,025 and $57,474,047, respectively. This is based on amounts held as of each month-end throughout the three-month fiscal period.
At February 28, 2021, the Fund had the following outstanding written options contracts:
Counterparty	Description	Notional Amount	Expiration Date	Exercise Price	Value
Put Option:
J.P. Morgan	SPDR S&P 500 ETF Trust	$197,787,200	March 2021	$310.00	$(309,400)
(Premiums Received $1,427,522)					$(309,400)
The average market value of written put and call options held by the Fund throughout the period was $641,013 and $133,878, respectively. This is based on amounts held as of each month-end throughout the three-month fiscal period.
The average market value of purchased put and call options held by the Fund throughout the period was $1,202,181 and $47,150, respectively. This is based on amounts held as of each month-end throughout the three-month fiscal period.
Net Unrealized Appreciation on Futures Contracts and Value of Written Options are included in “Other Assets and Liabilities—Net.”

Affiliated fund holdings are investment companies which are managed by the Adviser or an affiliate of the Adviser. Transactions with affiliated fund holdings during the period ended February 28, 2021, were as follows:
Affiliates	Value as of 11/30/2020	Purchases at Cost	Proceeds from Sales
Bank Loan Core Fund	$15,220,872	$176,688	$—
Emerging Markets Core Fund	$142,001,331	$3,000,000	$(8,200,000)
Federated Hermes Institutional Prime Value Obligations Fund, Institutional Shares	$—	$62,046,763	$(51,867,104)
High Yield Bond Core Fund	$211,199,413	$5,000,000	$—
Mortgage Core Fund	$133,198,273	$1,500,000	$(14,000,000)
TOTAL OF AFFILIATED TRANSACTIONS	$501,619,889	$71,723,451	$(74,067,104)

Change in Unrealized Appreciation/ Depreciation	Net Realized Gain/ (Loss)	Value as of 2/28/2021	Shares Held as of 2/28/2021	Dividend Income
$224,798	$—	$15,622,358	1,620,577	$176,688
$(1,403,354)	$756,654	$136,154,631	13,322,371	$2,685,976
$—	$(620)	$10,179,039	10,175,986	$775
$2,730,779	$—	$218,930,192	34,531,576	$3,018,083
$(1,022,326)	$167,164	$119,843,111	11,996,307	$775,171
$529,897	$923,198	$500,729,331	71,646,817	$6,656,693

1	Non-income-producing security.
2	Floating/variable note with current rate and current maturity or next reset date shown.
3	7-day net yield.
4	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at February 28, 2021.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■ Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■ Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■ Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Fund’s Board of Trustees (the “Trustees”).
■ Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■ Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■ For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund’s valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation and Significant Events Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Equity Management Company of Pennsylvania (the “Adviser”) and certain of the Adviser’s affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and

Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determine that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■ With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■ Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■ Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.
The Trustees have adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Trustees. The Trustees have ultimate responsibility for any fair valuations made in response to a significant event.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used, as of February 28, 2021, in valuing the Fund’s assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Equity Securities:
Common Stocks
Domestic	$363,164,855	$—	$—	$363,164,855
International	32,395,774	2,578,824	—	34,974,598
Preferred Stocks
Domestic	50,569,365	—	—	50,569,365
Debt Securities:
Corporate Bonds	—	44,403,311	—	44,403,311
Commercial Mortgage-Backed Securities	—	10,091,978	—	10,091,978
Warrant	—	582,636	—	582,636
Purchased Put Options	605,800	—	—	605,800
Investment Companies	500,729,331	—	—	500,729,331
TOTAL SECURITIES	$947,465,125	$57,656,749	$—	$1,005,121,874
Other Financial Instruments:
Assets
Futures Contracts	$390,347	$—	$—	$390,347
Liabilities
Futures Contracts	(85,399)	—	—	(85,399)
Written Options Contracts	(309,400)	—	—	(309,400)
TOTAL OTHER FINANCIAL INSTRUMENTS	$(4,452)	$—	$—	$(4,452)

The following acronym(s) are used throughout this portfolio:
BKNT	—Bank Notes
ETF	—Exchange-Traded Fund
FHLMC	—Federal Home Loan Mortgage Corporation
GMTN	—Global Medium Term Note
LIBOR	—London Interbank Offered Rate
MTN	—Medium Term Note
REIT	—Real Estate Investment Trust
REMIC	—Real Estate Mortgage Investment Conduit
SPDR	—Standard & Poor’s Depositary Receipt